Investment Income - Summary of Interest and Fee Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment income [Abstract]
Interest revenue from investments at amortized cost	$ 3,644	$ 3,781
Interest and fee revenue from investments at FVTPL	3,859	1,374
Interest income from cash	8,134	9,362
Gains (losses) on marketable securities	(86)	(9,258)
Interest and fee revenue	$ 15,551	$ 5,259